OPERATING SEGMENTS (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Revenue	$ 12,696	$ 14,750	$ 25,196	$ 26,813
Total operating loss	$ (350)	$ (2,869)	(192)	(8,499)
Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues			25,196	26,813
Segment profit			1,350
Total operating loss				(6,981)
Depreciation and amortization			934	1,191
Unallocated corporate expenses [Member]
Disclosure of geographical areas [line items]
Unallocated corporate expenses			(1,542)	(1,518)
Israel [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues			10,689	22,153
Segment profit			738
Total operating loss				(7,332)
Depreciation and amortization			862	1,118
Germany [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues			14,507	4,660
Segment profit			612
Total operating loss				351
Depreciation and amortization			72	73
Adjustments [Member] | Operating segments [Member]
Disclosure of geographical areas [line items]
Revenues			0	0
Segment profit			0
Total operating loss				0
Depreciation and amortization			0	0
Adjustments [Member] | Unallocated corporate expenses [Member]
Disclosure of geographical areas [line items]
Unallocated corporate expenses			$ (1,542)	$ (1,518)